Stock Plans and Stock-Based Compensation - Schedule of Stock Options Outstanding and Options Exercisable and Vested (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock options, outstanding	1,884,425	1,821,722	699,662
Stock options, remaining contractual life (years)	7 years 10 months 10 days	8 years 7 months 13 days
Stock options ,weighted average exercise price	$ 10.02	$ 8.68	$ 2.24
Stock options, exercisable	809,900	472,463
Stock options exercisable, remaining contractual life (years)	7 years 1 month 17 days	6 years 10 months 17 days
Stock options exercisable, weighted average exercise price	$ 6.81	$ 1.90